Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS

NOTE 9:- CONTINGENT LIABILITIES AND COMMITMENTS

a.	Liabilities to pay royalties:

According to the patent license agreement that the Company entered into with Leiden University in the Netherlands on November 2, 2009, which is affiliated with the National Institutes of Health (NIH), the Company was granted an exclusive license for the use of the patents of several compounds, including CF602 in certain territories.

The Company is committed to pay royalties as follows:

1)	A one-time concession commission of €25 thousands;

2)	Annual royalties of €10 thousands until the clinical trials commence;

3)	2%-3% of net sales (as defined in the agreement) received by the Company;

4)	Royalties in a total amount of up to €850 thousands based on certain progress milestones in the license stages of the products, which are the subject of the patent under the agreement, as follows: (i) €50 thousands upon initiation of Phase I studies; (ii) €100 thousands upon initiation of Phase II studies; (iii) €200 thousands upon initiation of Phase III studies; and (iv) €500 thousands upon marketing approval by any regulatory authority.

5)	If the agreement is sublicensed to another company, the Company will provide Leiden University royalties at a rate of 10%. A merger, consolidation or any other change in ownership will not be viewed as an assignment of the agreement as discussed in this paragraph.

As of December 31 2020, no accrual has been recorded with respect to Leiden University.

b.	Commitments and license agreements:

1.	In March 2015, the Company signed a distribution agreement with Cipher Pharmaceuticals (“Cipher”). As part of the distribution agreement, Cipher will distribute Can-Fite’s lead drug candidate, Piclidenoson for the treatment of psoriasis and rheumatoid arthritis in the Canadian market upon receipt of regulatory approvals.

Under the terms of the agreement, Cipher made an upfront payment of USD 1,292 (CAD 1,650 thousands) to the Company in March 2015. In addition, the agreement provides that additional payments of up to CAD 2,000 thousands will be received by the Company upon the achievement of certain milestones plus royalty payments of 16.5% of net sales of Piclidenoson in Canada.

The agreement further provides that the Company will deliver finished product to Cipher and that Cipher will reimburse the Company for the cost of manufacturing. Furthermore, under the distribution agreement, the Company shall be responsible for conducting product development activities including management of the clinical studies required in order to secure regulatory approvals and shall use commercially reasonable efforts in conducting such activities. In addition, the Company agreed to form a joint steering committee with Cipher which will oversee the progress of the clinical studies.

The Company identified four components in the agreement: (i) performing the research and development services through regulatory approval; (ii) an exclusive license to distribute the product in Canada; (iii) participation in joint steering committee; and, (iv) royalties resulting from future sales of the product. Components (i) – (iii) were analyzed as one performance obligation. Consequently, revenue from these components is recorded based on the term of the research and development services (which is the last deliverable in the arrangement). The Company estimates these services will be spread over a period ending June 2025. Component (iv) was not accounted as part of the research and development services and will be recognized entirely upon the Company reaching the sales stage. The useful life, depreciation method and residual value of a liability are reviewed at least each year-end.

2.	In October 2016, the Company signed a distribution agreement with Chong Kun Dang Pharmaceuticals Corp. (“CKD”) for future sales in South Korea. As part of the distribution agreement, CKD will distribute Namodenoson for the treatment of liver cancer in the South Korean market upon receipt of regulatory approvals.

Under the terms of the agreement, CKD made an upfront payment of USD 500 to the Company in December 2016 and in August 2017, the Company received a second milestone payment in the amount of USD 500 from CKD, which has licensed the exclusive right to distribute Namodenoson for the treatment of liver cancer in Korea upon receipt of regulatory approvals.

In addition, the agreement provides that additional payments of up to USD 2,500 will be received by the Company upon the achievement of certain milestones.

The agreement further provides that the Company will deliver finished product to CKD and that CKD will reimburse the Company for the cost of manufacturing for which the Company is entitled to a transfer price of the higher of the manufacturing cost plus 10% or 23% of net sales of Namodenoson in South Korea.

The Company identified four components in the agreement: (i) performing the research and development services through regulatory approval; (ii) an exclusive license to distribute the product in South Korea;(iii) participation in a joint steering committee; and, (iv) royalties resulting from future sales of the product. Components (i) – (iii) were analyzed as one performance obligation. Consequently, revenue from these components is recorded based on the term of the research and development services (which is the last deliverable in the arrangement). The useful life, depreciation method and residual value of a liability are reviewed at least each year-end.

The Company estimates these services will spread over a period ending September 2024. Component (iv) was not accounted as part of the research and development services and will be recognized entirely upon the Company reaching sales stage.

On February 25, 2019, the Company’s Distribution Agreement with CKD was amended to expand the exclusive right to distribute Namodenoson for the treatment of NASH in addition to liver cancer in South Korea. CKD has agreed to pay the Company up to an additional USD 6,000 in upfront and milestone payments payable with respect to the NASH indication. The Company will also be entitled to a transfer price for delivering finished product to CKD following commercial launch. In April 2019, the Company received an upfront payment of USD 1,000. The Company estimates these services will spread over a period ending September 2024.

3.	On December 22, 2008, the Company signed an agreement regarding the provision of a license for Piclodenoson with a South Korean pharmaceutical company, Kwang Dong Pharmaceutical Co. Ltd. (“KD”). According to the license agreement, the Company granted the KD a license to use, develop and market its Piclodenoson for treating only rheumatoid arthritis only in the Republic of Korea.

As of December 31, 2020, the Company estimates that such contingent payments are remote.

4.	On January 8, 2018, the Company entered into a Distribution and Supply Agreement with Gebro Holding GmBH (“Gebro”), granting Gebro the exclusive right to distribute Piclidenoson in Spain, Switzerland, Liechtenstein and Austria for the treatment of psoriasis and rheumatoid arthritis.

Under the Distribution and Supply Agreement, the Company is entitled to €1,500 thousands upon execution of the agreement plus milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) €300 thousands upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and €300 thousands upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between €750 thousands and €1,600 thousands following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between €300 thousands and up to €4,025 thousands upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson. On January 25, 2018 the Company received a first payment of approximately USD 2,200 from Gebro and in August 2018 received approximately USD 350 upon reaching the first milestone.

The Company identified four components in the agreement: (i) performing the research and development services through regulatory approval; (ii) an exclusive license to distribute the product in South Korea; (iii) participation in a joint steering committee; and, (iv) royalties resulting from future sales of the product. Components (i) – (iii) were analyzed as one performance obligation. Consequently, revenue from these components is recorded based on the term of the research and development services (which is the last deliverable in the arrangement). The useful life, depreciation method and residual value of a liability are reviewed at least each year-end.

The Company estimates these services will spread over a period ending June 2025. Component (iv) was not accounted as part of the research and development services and will be recognized entirely upon the Company reaching sales stage.

5.	On August 6, 2018, the Company entered into a License, Collaboration and Distribution Agreement with CMS Medical Venture Investment Limited (“CMS Medical”) for the commercialization of Piclidenoson for the treatment of rheumatoid arthritis and psoriasis and Namodenoson for the treatment of advanced liver cancer and NAFLD/NASH in China (including Hong Kong, Macao and Taiwan). Under the License, Collaboration and Distribution Agreement, the Company received USD 2,000 upon execution of the agreement and is entitled to additional milestone payments upon achieving certain regulatory and sales milestones. In addition, following regulatory approval, the Company shall be entitled to future double digit royalties on net sales in the territories and payment for the manufacturing of Piclidenoson and Namodenoson.

6.	On July 31, 2019, the Company signed a distribution agreement with Kyongbo Pharm Co., Ltd. (“Kyongbo Pharm”), to distribute Piclidenoson, for the treatment of psoriasis in South Korea, upon receipt of regulatory approvals. Under the terms of the distribution agreement, Kyongbo Pharm, in exchange for exclusive distribution rights to sell Piclidenoson in the treatment of psoriasis in South Korea, is required to make a total upfront payment of USD 750 to the Company, with additional payments of up to USD 3,250 upon achievement of certain milestones. The Company will also be entitled to a transfer price for delivering finished product to Kyongbo Pharm upon commercial launch. In August 2019, the Company received the upfront payment of USD 750 from Kyongbo Pharm.

7.	On October 7, 2019, the Company entered into an agreement (the “Agreement”), with Capital Point Ltd. (“Capital Point”). Pursuant to the Agreement, the Company agreed to retain Capital Point to provide certain financial advisory services to the Company and to pay Capital Point a fee equal to 5% of the amounts raised or the value of securities issued in certain future transactions involving issuances of securities of the Company, provided such fee shall not exceed USD 1,300. Under the Agreement, the Company and Capital Point agreed to promptly seek the dismissal of all pending litigation between the parties and Capital Point withdrew its notices to call a shareholders’ meeting. In addition, Capital Point agreed to appear in person or by proxy at the Company’s 2019 and 2020 annual shareholders’ meeting and vote all its shares in favor of all matters brought by the Company’s board for the approval of its shareholders. Further, for a period of five years following the date of the Agreement, Capital Point has agreed to customary standstill restrictions relating to share purchases, support of proxy contests, calling of special meetings, and related matters. The Agreement also includes mutual releases, mutual non-disparagement and confidentiality provisions. As of December 31, 2020, the Company paid USD 1,069 to Capital Point.